Subsequent Event	12 Months Ended
Mar. 31, 2019
Subsequent Event [Abstract]
SUBSEQUENT EVENT
19.	SUBSEQUENT EVENT
The Group has evaluated events from the year ended March 31, 2019 through the date the financial statements were issued. There were no subsequent events that need disclosure.